Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Summarized statement of financial position
Cash and cash equivalents	€ 3,407	€ 6,889		€ 8,372
Assets	401,786	468,252
Other current liabilities	10,562	12,233
Other non-current liabilities	223	683
Total liabilities	387,596	441,881
Revenue	21,331	21,091	[1]	21,318	[1]
Interest income	4,071	3,536	[1]	3,652	[1]
Profit or loss	(922)	2,400		(364)
Income tax (expense) or result	518	(95)	[1]	336	[1]
Post-tax profit or loss	(1,404)	2,029	[1]	(135)	[1]
Other comprehensive income	(9,545)	200	[1]	457	[1]
Total comprehensive income	(10,950)	2,229	[1]	€ 321	[1]
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents	23	20
Other current assets	155	130
Total current assets	178	150
Non-current assets	1,109	1,134
Assets	1,287	1,284
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	148	126
Current liabilities	148	126
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	504	510
Total non-current financial liabilities	504	510
Total liabilities	652	636
Net assets	635	648
Revenue	288	247
Results from financial transactions	0	0
Depreciation and amortization	(30)	(25)
Interest income	2	2
Interest expense	0	0
Profit or loss	71	61
Income tax (expense) or result	(16)	(12)
Post-tax profit or loss	55	48
Other comprehensive income	(37)	(2)
Total comprehensive income	18	47
Dividends received	30	0
AIFMC [member]
Summarized statement of financial position
Cash and cash equivalents	392	351
Other current assets	836	810
Total current assets	1,229	1,161
Non-current assets	200	204
Assets	1,429	1,364
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	526	613
Current liabilities	526	613
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	0	0
Total non-current financial liabilities	0	0
Total liabilities	526	613
Net assets	903	752
Revenue	644	858
Results from financial transactions	0	0
Depreciation and amortization	(4)	(3)
Interest income	9	8
Interest expense	0	0
Profit or loss	330	386
Income tax (expense) or result	(92)	(109)
Post-tax profit or loss	238	277
Other comprehensive income	0	0
Total comprehensive income	238	277
Dividends received	0	0
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	99	157
Other current assets	725	697
Total current assets	824	854
Non-current assets	5,349	5,574
Assets	6,173	6,428
Current financial liabilities excluding trade payables and other provisions	0	7
Other current liabilities	543	501
Current liabilities	544	509
Non-current financial liabilities excluding trade payables and other provisions	67	183
Other non-current liabilities	4,447	3,921
Total non-current financial liabilities	4,515	4,104
Total liabilities	5,059	4,613
Net assets	1,114	1,816
Revenue	2,374	1,866
Results from financial transactions	(2)	51
Depreciation and amortization	(27)	(21)
Interest income	104	25
Interest expense	(7)	(13)
Profit or loss	260	247
Income tax (expense) or result	(56)	(40)
Post-tax profit or loss	205	208
Other comprehensive income	(86)	53
Total comprehensive income	118	260
Dividends received	€ 54	€ 18

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.